Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Comprehensive Income (Loss) [Table Text Block]	The components of net loss consist of the following (in thousands):
	For the Years Ended June 30,
	2016	2015
United States	$(10,635)	$(6,532)
Brazil	(22)	(93)
Total	$(10,657)	$(6,625)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision (benefit) for income taxes consist of the following (in thousands):

	For the Years Ended June 30,
	2016	2015
Current – Federal, state and foreign	$-	$-
Deferred – Federal	(260)	(2,299)
Deferred – State	(9)	(377)
Deferred – Foreign	(1)	(12)
Total	(270)	(2,688)
Change in valuation allowance	270	2,688
Income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	As of June 30,
	2016	2015
Deferred tax assets (liabilities):
Net operating loss	$17,172	$14,213
Share-based compensation	726	3,992
Research and development tax credits	1,097	890
Suspended losses in iBio CMO	255	-
Basis in iBio CMO	145	-
Intangible assets	(219)	(188)
Vacation accrual and other	17	16
Valuation allowance	(19,193)	(18,923)
Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Years Ended June 30,
	2016	2015
Statutory federal income tax rate	34%	34%
State (net of federal benefit)	6%	6%
Research and development tax credit	1%	1%
Permanent differences	(7)%	-%
Expiration of stock options and warrants	(31)%	-%
Change in valuation allowance	(3)%	(41)%
Effective income tax rate	-%	-%